ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

	As at
	December 31,	December 31,
	2024	2023

Royalty, derivative royalty, and stream receivables	$2,253	$2,482
GST and other recoverable taxes	251	325
Other receivables	12	4
Total accounts receivable	$2,516	$2,811

As at December 31, 2024, and December 31, 2023, the Company did not have any royalty, derivative royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at December 31, 2024, and December 31, 2023, was $Nil.